Share-based Payments (Details 3) - ACTW Option Plan [Member] - Employee Stock Option Plan 2014 [Member]	12 Months Ended
	Dec. 31, 2018 TWD ($) Numbers	Dec. 31, 2017 TWD ($) Numbers
Disclosure of outstanding stock options [Line Items]
Weighted-average exercise price (per share), Outstanding Beggining balance | $	$ 10	$ 10
Weighted average exercise price (per share), Options exercised | $	10	10
Weighted average exercise price (per share), Options expired | $	0	0
Weighted-average exercise price (per share), Outstanding Beggining balance | $	$ 10	$ 10
Number of options, Outstanding Beggining balance	16,601,000	29,209,000
Number of options, Options exercised	(2,260,000)	(1,162,000)
Number of options, Options expired	(1,050,000)	(11,446,000)
Number of options, Outstanding at Ending balance	13,291,000	16,601,000
Number of options, Exercisable at Ending balance	13,291,000	12,425,000